Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies with Respect to Timing of Stock-Based Awards and Exercise Price of Stock Options
Annual awards of equity to executive officers are approved at the Compensation Committee’s regular February meeting, in order that full fiscal year performance may be considered, and the awards are granted at least two business days after our full year earnings have been released, to better align grant date value with the stockholders’ experience. The Compensation Committee also grants equity awards at other dates to newly hired or promoted executives. Options must be granted at an exercise price that is at least equal to 100% of the fair market value of our common stock on the date of grant. Fair market value on a given day is defined as the closing market price on that day. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation and in 2024 we did not award options to any executive officer in the period beginning four business days before the filing of a periodic report on Form
10-Q
or Form
10-K,
or the filing or furnishing of a current report on Form
8-K
that discloses material nonpublic information, and ending one business day after the filing or furnishing of such a report.

Award Timing Method	Annual awards of equity to executive officers are approved at the Compensation Committee’s regular February meeting, in order that full fiscal year performance may be considered, and the awards are granted at least two business days after our full year earnings have been released, to better align grant date value with the stockholders’ experience.
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false